Transactions with related parties (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Provisions to pension funds	€ 34
Finance costs	5,886	€ 6,232	€ 10,104
Vodafone Italia SpA [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Service Expense	8
Eni Foundation [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Contributions And Service Provisions To Foundation	2
Eni Enrico Mattei [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Contributions And Service Provisions To Foundation	4
Related parties [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Finance costs	€ 242